Summary of Significant Accounting Policies - Estimated Future Amortization Expense (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,369
2022	949
2023	893
2024	859
2025	$ 810